Risk management - Components of Risk Management on Consolidated Statements of Income (Loss) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized risk management gain/loss on settlement of commodity contracts/assignment	$ (65)	$ 23
Realized risk management gain/loss on settlement of foreign exchange contracts	(20)	8
Total realized risk management gain (loss)	(85)	31
Unrealized risk management gain/loss on commodity contracts	43	(7)
Unrealized risk management gain/loss on foreign exchange contracts	(2)	(6)
Unrealized risk management gain/loss on cross currency swaps	18	6
Total unrealized risk management gain (loss)	59	(7)
Risk management gain (loss)	$ (26)	$ 24